                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04491

                        Van Kampen Limited Duration Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


Van Kampen Limited Duration Fund
Portfolio of Investments March 31, 2007 (Unaudited)


  PAR
  AMOUNT
  (000)     DESCRIPTION                                           COUPON         MATURITY         VALUE
  ----------------------------------------------------------      ------         --------     ------------
  COLLATERALIZED MORTGAGE OBLIGATIONS   44.4%
  $   1,213 American Home Mortgage
               Assets (a)...................................      5.579%         08/30/36     $  1,217,383
        254 American Home Mortgage
               Trust (a)....................................      4.340          02/25/44          253,902
        980 Banc of America Funding
               Corp (b).....................................      6.230          09/20/46          987,588
      1,415 Bank of America Mortgage
               Securities (a)...............................      4.371          01/25/35        1,400,680
        981 Bear Stearns Mortgage Funding
               Trust (a)....................................      5.500          03/25/36          975,420
        725 Bear Stearns Mortgage Funding
               Trust (a)....................................      5.530          01/25/37          725,521
        847 Bear Stearns Mortgage Funding
               Trust (a)....................................      5.570          07/25/36          845,783
        563 Citigroup Mortgage Loan Trust,
               Inc. (b).....................................      3.880          09/25/34          569,930
        528 Citigroup Mortgage Loan Trust,
               Inc. (b).....................................      5.133          08/25/34          535,231
      3,332 Countrywide Alternative Loan
               Trust (c)....................................      1.118          02/25/37          175,973
        830 Countrywide Alternative Loan
               Trust (a)....................................      5.500          03/25/35          831,132
        724 Countrywide Alternative Loan
               Trust (a)....................................      5.510          11/25/46          725,320
        783 Countrywide Alternative Loan
               Trust (a)....................................      5.530          09/25/35          782,533
      1,040 Countrywide Alternative Loan
               Trust (a)....................................      5.550          08/25/46        1,043,839
      1,357 Countrywide Alternative Loan
               Trust (a)....................................      5.570          10/25/36        1,356,921
        551 Countrywide Alternative Loan
               Trust (a)....................................      5.610          10/25/35          551,535


   COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
   $    988 Countrywide Alternative Loan
               Trust (a)....................................      5.710%         12/20/35    $     991,686
      1,305 Countrywide Alternative Loan
               Trust (a)....................................      5.730          10/25/35        1,313,040
        717 Countrywide Alternative Loan
               Trust (a)....................................      6.633          02/25/36          724,949
      4,387 Countrywide Alternative Loan
               Trust (REMIC) (c)............................      2.476          03/20/46          202,086
      1,023 Countrywide Alternative Loan
               Trust (REMIC) (a)............................      5.500          02/25/35        1,015,146
        460 Countrywide Home Loan
               Mortgage Trust (b)...........................      4.574          11/20/34          457,112
      1,021 DSLA Mortgage Loan Trust (a)....................      5.520          09/19/36        1,023,209
      1,084 DSLA Mortgage Loan Trust (a)....................      5.619          08/19/45        1,089,739
      1,649 DSLA Mortgage Loan Trust (a)....................      5.690          09/19/35        1,657,621
        968 Federal Home Loan Mortgage
               Corp.........................................      7.500          09/15/29        1,016,363
        493 Federal National Mortgage
               Association..................................      5.500          01/25/24          492,076
        670 Federal National Mortgage
               Association..................................      6.500          06/25/35          693,083
        955 First Horizon Alternative
               Mortgage Securities..........................      6.000          02/25/37          960,607
        300 First Horizon Mortgage Pass-
               Through Trust (a)............................      5.106          10/25/34          301,081
        374 Government National Mortgage
               Association (REMIC) (a)......................      5.719          09/16/19          375,984
      1,911 Greenpoint Mortgage Funding
               Trust (REMIC) (c)............................      2.008          08/25/45           58,229
      3,323 Greenpoint Mortgage Funding
               Trust (REMIC) (c)............................      2.551          10/25/45          100,230
        733 Greenpoint Mortgage Funding
               Trust (a)....................................      6.983          08/25/36          751,318
        985 GSR Mortgage Loan Trust (a).....................      5.580          08/25/46          987,384
      4,014 Harborview Mortgage Loan
               Trust (b) (c)................................      1.976          06/19/35           90,939
      3,846 Harborview Mortgage Loan
               Trust (b) (c)................................      2.276          05/19/35           91,940

   COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
   $  6,443 Harborview Mortgage Loan
               Trust (b) (c)................................      2.613%         01/19/36    $     161,087
      2,409 Harborview Mortgage Loan
               Trust (b) (c)................................      2.847          01/19/36           68,503
        741 Harborview Mortgage Loan
               Trust (a)....................................      5.519          02/19/37          742,518
      1,210 Harborview Mortgage Loan
               Trust (a)....................................      5.560          11/19/36        1,206,625
      3,144 Harborview Mortgage Loan........................                  12/19/37 to
               Trust (a)....................................      5.570          08/21/46        3,149,149
      1,045 Harborview Mortgage Loan
               Trust (a)....................................      5.600          10/19/46        1,049,816
        657 Harborview Mortgage Loan
               Trust (a)....................................      5.699          11/19/35          659,295
      1,054 Harborview Mortgage Loan
               Trust (a)....................................      5.770          06/20/35        1,059,576
        250 Harborview Mortgage Loan
               Trust (a)....................................      5.920          06/20/35          252,978
      2,763 Harborview Mortgage Loan........................                  01/19/36 to
               Trust (a)....................................      6.983          02/19/36        2,817,910
          2 Harborview Mortgage Loan........................                  07/20/36 to
               Trust (REMIC) (d)............................        *            03/19/37            1,634
      4,382 Harborview Mortgage Loan
               Trust (REMIC) (b) (c)........................      2.634          03/19/37          193,094
      6,847 Harborview Mortgage Loan
               Trust (REMIC) (b) (c)........................      2.718          07/19/47          247,128
        302 Indymac Index Mortgage Loan
               Trust (a)....................................      5.820          07/25/34          302,810
      3,078 Indymac Index Mortgage Loan
               Trust (REMIC) (b) (c)........................      1.714          07/25/35           97,638
        940 Luminent Mortgage Trust (a).....................      5.520          10/25/46          942,919
        914 Luminent Mortgage Trust (a).....................      5.550          05/25/46          917,192
        701 Luminent Mortgage Trust
               (REMIC) (a)..................................      5.559          01/25/36          703,748

   COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
   $    675 Mortgage Equity Conversion
               Asset Trust (a)(e)...........................      5.460%         02/25/42    $     675,000
      2,052 Residential Accredit Loans,.....................                  02/25/37 to
               Inc. (a).....................................      5.510          01/25/46        2,055,434
      1,073 Residential Accredit Loans,
               Inc. (a).....................................      5.519          02/25/46        1,071,717
        594 Residential Accredit Loans,
               Inc. (a).....................................      5.650          02/25/46          597,002
        811 Residential Accredit Loans,
               Inc. (a).....................................      5.719          10/25/45          814,901
      1,199 Residential Accredit Loans, Inc.
               (REMIC) (a)..................................      5.550          06/25/46        1,197,856
        326 Residential Accredit Loans, Inc.
               (REMIC) (a)..................................      5.579          02/25/46          326,881
        334 Residential Accredit Loans, Inc.
               (REMIC) (a)..................................      5.590          02/25/46          334,408
        800 Structured Asset Mortgage
               Investments, Inc. (a)........................      5.510          03/25/37          798,922
      1,049 Structured Asset Mortgage
               Investments, Inc. (a)........................      5.519          03/25/36        1,051,981
      1,167 Structured Asset Mortgage
               Investments, Inc. (a)........................      5.530          01/25/37        1,168,588
      1,444 Structured Asset Mortgage
               Investments, Inc. (REMIC) (a)................      5.630          02/25/36        1,450,232
      5,020 Washington Mutual, Inc. (c).....................      0.482          10/25/44           87,843
      3,647 Washington Mutual, Inc. (c).....................      0.609          07/25/44           63,261
      2,112 Washington Mutual, Inc. (c).....................      0.654          06/25/44           37,955
      1,763                                                                   12/25/46 to
            Washington Mutual, Inc. (a).....................      5.520          02/25/47        1,764,783
        816 Washington Mutual, Inc. (a).....................      5.659          11/25/45          818,270
        774 Washington Mutual, Inc. (a).....................      5.882          08/25/46          775,108
      2,466                                                                   05/25/46 to
            Washington Mutual, Inc. (a).....................      5.933          08/25/46        2,471,078
      1,071 Washington Mutual, Inc. (REMIC) (a).............      6.260          04/25/46        1,072,373

   COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
   $    424 Washington Mutual, Inc.
               (REMIC) (a)..................................      5.679%         07/25/45    $     425,291
      1,451 Wells Fargo Mortgage Backed
               Securities Trust (a).........................      4.109          06/25/35        1,435,217
        693 Wells Fargo Mortgage Backed
               Securities Trust (a).........................      4.421          09/25/34          698,340
        139 Wells Fargo Mortgage Backed
               Securities Trust (b).........................      5.411          07/25/34          140,728
                                                                                             -------------
   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS   44.4%.....................................       63,279,302
                                                                                             -------------

   CORPORATE BONDS   29.9%
            AEROSPACE/DEFENSE   0.3%
        350 Raytheon Co.....................................      6.150          11/01/08          356,045
                                                                                             -------------

            AUTOMOTIVE   0.9%
        800 American Honda Finance
               Corp. (e)....................................      3.850          11/06/08          784,562
        155 Daimler Chrysler NA Holding.....................      4.050          06/04/08          152,716
        345 Daimler Chrysler NA Holding (a).................      5.770          03/13/09          346,239
                                                                                             -------------
                                                                                                 1,283,517
                                                                                             -------------
            BANKING   4.3%
        585 Bank of America Corp............................      3.375          02/17/09          568,092
        250 Bank of New York Co., Inc.......................      5.200          07/01/07          249,979
        325 Citicorp........................................      6.375          11/15/08          331,361
        255 JPMorgan Chase & Co.............................      6.000          02/15/09          258,717
      1,010 MBNA Corp.......................................      5.625          11/30/07        1,012,496
        365 MBNA Corp. (a)..................................      5.790          05/05/08          366,844
        640 Sovereign Bancorp (a)...........................      5.580          03/23/10          640,202
        100 Sovereign Bank..................................      4.000          02/01/08           98,892
        620 SunTrust Bank Atlanta...........................      4.550          05/25/09          613,789
        250 U.S. Bank NA....................................      3.700          08/01/07          248,555
        865 Wachovia Corp...................................      5.350          03/15/11          875,928
        185 Washington Mutual, Inc..........................      4.000          01/15/09          181,200
        305 Washington Mutual, Inc..........................      8.250          04/01/10          329,721

            BANKING (CONTINUED)
   $    390 Wells Fargo Co..................................      3.120%         08/15/08    $     378,704
                                                                                             -------------
                                                                                                 6,154,480
                                                                                             -------------
            BROKERAGE   1.3%
        170 Citigroup, Inc..................................      3.625          02/09/09          165,979
        960 Goldman Sachs Group, Inc........................      4.125          01/15/08          952,138
        439 World Financial Prop. (e).......................      6.910          09/01/13          461,433
        294 World Financial Prop. (e).......................      6.950          09/01/13          309,444
                                                                                             -------------
                                                                                                 1,888,994
                                                                                             -------------
            CHEMICALS   0.1%
        190 ICI Wilmington..................................      4.375          12/01/08          187,266
                                                                                             -------------

            CONSTRUCTION MACHINERY   0.3%
        450 Caterpillar Financial Services
               Corp., Ser F.................................      3.625          11/15/07          445,355
                                                                                             -------------

            CONSUMER PRODUCTS   0.3%
        495 Clorox Co. (a)..................................      5.480          12/14/07          495,413
                                                                                             -------------

            DISTRIBUTORS   0.8%
        180 KeySpan Corp....................................      4.900          05/16/08          179,428
        925 Sempra Energy...................................      4.750          05/15/09          917,756
                                                                                             -------------
                                                                                                 1,097,184
                                                                                             -------------
            DIVERSIFIED MANUFACTURING   0.6%
        458 Cooper Industries, Inc..........................      5.250          07/01/07          457,298
        420 Textron Financial Corp..........................      4.125          03/03/08          416,045
                                                                                             -------------
                                                                                                   873,343
                                                                                             -------------
            ELECTRIC   4.7%
        305 Ameren Corp.....................................      4.263          05/15/07          304,356
        975 Appalachian Power Co............................      3.600          05/15/08          956,816
        495 Baltimore Gas & Electric Co.....................      6.625          03/15/08          500,994
        640 Carolina Power & Light Co.......................      6.800          08/15/07          643,100
        245 Detroit Edison Co...............................      6.125          10/01/10          252,670
        350 Dominion Resources, Inc.........................      5.687          05/15/08          350,909

            ELECTRIC (CONTINUED)
   $    200 Duke Energy Co..................................      3.750%         03/05/08    $     197,259
        565 Entergy Gulf States, Inc. (a)...................      5.760          12/01/09          564,695
        555 FPL Group Capital, Inc..........................      5.551          02/16/08          555,693
        260 NiSource Finance Corp. (a)......................      5.930          11/23/09          260,449
        940 Peco Energy Co..................................      3.500          05/01/08          923,541
        225 Public Service Co. of Colorado..................      6.875          07/15/09          233,262
        400 Southwestern Public Service
               Co...........................................      6.200          03/01/09          407,206
        400 Texas-New Mexico Power Co.......................      6.250          01/15/09          406,204
        205 Wisconsin Electric Power Co.....................      3.500          12/01/07          202,642
                                                                                             -------------
                                                                                                 6,759,796
                                                                                             -------------
            ENTERTAINMENT   0.5%
        680 Time Warner, Inc................................      6.150          05/01/07          680,193
                                                                                             -------------

            FOOD & BEVERAGE   0.8%
        505 General Mills, Inc..............................      3.875          11/30/07          500,350
        625 Kraft Foods, Inc................................      5.250          06/01/07          624,663
                                                                                             -------------
                                                                                                 1,125,013
                                                                                             -------------
            FOOD/BEVERAGE   0.8%
        545 Sara Lee Corp...................................      2.750          06/15/08          528,217
        570 Yum! Brands, Inc................................      7.650          05/15/08          583,745
                                                                                             -------------
                                                                                                 1,111,962
                                                                                             -------------
            GAMING   0.3%
        445 Harrahs Operating Co., Inc......................      7.125          06/01/07          446,698
                                                                                             -------------

            HEALTH CARE   0.7%
        550 Baxter International, Inc.......................      5.196          02/16/08          549,679
        415 Unitedhealth Group, Inc.........................      4.125          08/15/09          406,935
         30 UnitedHealth Group, Inc. (a)....................      5.428          03/02/09           30,010
                                                                                             -------------
                                                                                                   986,624
                                                                                             -------------
            INTEG. ENERGY   0.3%
        430 Consumers Energy Co., Ser H.....................      4.800          02/17/09          426,247
                                                                                             -------------

            LIFE INSURANCE   1.4%
   $    140 AXA Financial, Inc..............................      6.500%         04/01/08    $     141,548
        500 Hartford Financial Services
               Group........................................      5.550          08/16/08          502,304
        475 John Hancock Financial
               Services, Inc................................      5.625          12/01/08          478,085
        865 Met Life Global Funding I (e)...................      4.625          08/19/10          855,610
                                                                                             -------------
                                                                                                 1,977,547
                                                                                             -------------
            LODGING   0.3%
        395 Hyatt Equities LLC (e)..........................      6.875          06/15/07          395,695
                                                                                             -------------

            MEDIA-CABLE   1.3%
        945 Comcast Cable Communications,
               Inc..........................................      8.375          05/01/07          947,153
        348 Cox Communications, Inc. (a)....................      5.905          12/14/07          349,120
        160 Lenfest Communications, Inc.....................      7.625          02/15/08          162,779
        375 Time Warner, Inc. (a)...........................      5.590          11/13/09          375,856
                                                                                             -------------
                                                                                                 1,834,908
                                                                                             -------------
            MEDIA-NONCABLE   0.3%
        165 Viacom, Inc. (a)................................      5.700          06/16/09          165,555
        300 Viacom, Inc.....................................      5.750          04/30/11          304,391
                                                                                             -------------
                                                                                                   469,946
                                                                                             -------------
            NONCAPTIVE-CONSUMER   1.2%
        510 CIT Group, Inc..................................      4.750          08/15/08          506,848
        705 Countrywide Home Loans, Inc.....................      3.250          05/21/08          689,161
        580 SLM Corp........................................      4.000          01/15/10          564,833
                                                                                             -------------
                                                                                                 1,760,842
                                                                                             -------------
           NONCAPTIVE-CONSUMER FINANCE   2.2%
        825 American General Finance........................      4.625          09/01/10          810,080
      1,100 HSBC Finance Corp...............................      6.750          05/15/11        1,159,835
        285 International Lease Finance
               Corp.........................................      4.625          06/02/08          283,279
        450 Residential Capital LLC.........................      6.000          02/22/11          444,267

            NONCAPTIVE-CONSUMER FINANCE (CONTINUED)
   $    420 Residential Capital LLC.........................      6.375%         06/30/10    $     420,190
                                                                                             -------------
                                                                                                 3,117,651
                                                                                             -------------
            PROPERTY & CASUALTY INSURANCE   0.2%
        355 St. Paul Travelers Cos., Inc....................      5.010          08/16/07          354,399
                                                                                             -------------

            PHARMACEUTICALS   0.3%
        430 Hospira, Inc. (a)...............................      5.830          03/30/10          431,290
                                                                                             -------------

            PIPELINES   0.4%
        545 Enbridge Energy Partners........................      4.000          01/15/09          534,350
                                                                                             -------------

            RAILROADS   0.9%
        350 Burlington Northern Santa Fe
               Corp.........................................      6.125          03/15/09          355,148
        200 Norfolk Southern Corp...........................      7.350          05/15/07          200,422
        155 Union Pacific Corp..............................      6.625          02/01/08          156,618
        575 Union Pacific Corp..............................      6.790          11/09/07          578,982
                                                                                             -------------
                                                                                                 1,291,170
                                                                                             -------------
            REFINING   0.4%
        660 Valero Energy Corp..............................      3.500          04/01/09          640,411
                                                                                             -------------

            REAL ESTATE MANAGEMENT INVESTMENT TRUSTS   0.6%
        475 iStar Financial, Inc. (a).......................      5.690          03/09/10          475,579
        325 Simon Property Group LP.........................      6.375          11/15/07          326,837
                                                                                             -------------
                                                                                                   802,416
                                                                                             -------------
            RETAILERS   1.5%
        385 CVS Corp........................................      4.000          09/15/09          374,864
        105 Home Depot, Inc. (a)............................      5.475          12/16/09          105,195
        365 JC Penney Corp., Inc............................      7.375          08/15/08          374,705
      1,235 May Department Stores Co........................      3.950          07/15/07        1,228,795
                                                                                             -------------
                                                                                                 2,083,559
                                                                                             -------------
            SERVICES   0.5%
        405 FedEx Corp......................................      2.650          04/01/07          405,000

            SERVICES (CONTINUED)
   $    260 FedEx Corp......................................      5.500%         08/15/09    $     262,129
                                                                                             -------------
                                                                                                   667,129
                                                                                             -------------
            SUPERMARKETS   0.4%
        305 Fred Meyer, Inc.................................      7.450          03/01/08          310,873
        260 Safeway, Inc....................................      7.500          09/15/09          273,269
                                                                                             -------------
                                                                                                   584,142
                                                                                             -------------
            TECHNOLOGY   0.3%
        375 Hewlett-Packard Co. (a).........................      5.485          05/22/09          375,540
                                                                                             -------------

            TEXTILE   0.3%
        375 Mohawk Industries, Inc.,........................      6.500          04/15/07          375,095
                                                                                             -------------

            WIRELINE   0.4%
        640 AT&T, Inc. (a)..................................      5.460          02/05/10          640,904
                                                                                             -------------
   TOTAL CORPORATE BONDS   29.9%.........................................................       42,655,124
                                                                                             -------------
   ASSET BACKED SECURITIES   16.4%
        375 Ameriquest Mortgage Securities,
               Inc. (a).....................................      6.470          08/25/34          376,951
        208 Capital Auto Receivables Asset
               Trust........................................      3.350          02/15/08          208,290
      1,404 Capital Auto Receivables Asset
               Trust........................................      4.050          07/15/09        1,397,853
      1,075 Capital Auto Receivables Asset
               Trust........................................      4.980          05/15/11        1,074,925
        400 Capital Auto Receivables Asset
               Trust........................................      5.030          10/15/09          399,367
      1,375 Capital Auto Receivables Asset
               Trust (e)....................................      5.310          10/20/09        1,376,887
        575 Capital One Auto Finance Trust..................      5.070          07/15/11          575,225
      1,075 Caterpillar Financial Asset Trust...............      5.570          05/25/10        1,082,583
      1,245 Chase Manhattan Auto Owner
               Trust........................................      2.830          09/15/10        1,227,331
        180 CIT Equipment...................................      3.500          09/20/08          178,804
        750 CIT Equipment...................................      5.070          02/20/10          750,800

   ASSET BACKED SECURITIES (CONTINUED)
   $  1,112 Countrywide Home Loan
               Mortgage Trust (b)...........................      4.367%         06/25/35    $   1,103,762
        675 Ford Credit Auto Owner Trust....................      5.050          03/15/10          674,209
      1,100 Ford Credit Auto Owner Trust....................      5.260          10/15/10        1,103,033
      1,079 GE Equipment Small Ticket
               LLC (e)......................................      4.380          07/22/09        1,073,580
      1,150 GE Equipment Small Ticket
               LLC (e)......................................      4.880          10/22/09        1,147,233
      1,848 Harley-Davidson Motorcycle
               Trust........................................      3.560          02/15/12        1,816,143
      1,100 Harley-Davidson Motorcycle
               Trust........................................      4.070          02/15/12        1,085,608
        675 Hertz Vehicle Financial (e).....................      4.930          02/25/10          673,342
        867 Honda Auto Receivables Owner
               Trust........................................      3.060          10/21/09          859,589
        925 Honda Auto Receivables Owner
               Trust........................................      4.850          10/19/09          922,976
        652 Lehman XS Trust (a).............................      5.620          02/25/46          654,083
      1,069 National City Auto Receivable
               Trust........................................      2.880          05/15/11        1,051,572
        858 New Century Home Equity Loan
               Trust........................................      4.461          08/25/35          850,724
        650 Nissan Auto Receivables
               Owner Trust..................................      5.440          04/15/10          653,910
      1,028 USAA Auto Owner Trust...........................      2.670          10/15/10        1,018,738
                                                                                             -------------
   TOTAL ASSET BACKED SECURITIES   16.4%.................................................       23,337,518
                                                                                             -------------
   MORTGAGE BACKED SECURITIES   5.2%
          3 Federal Home Loan Mortgage
               Corp.........................................      6.500          01/01/33            3,551
        410 Federal Home Loan Mortgage......................                  10/01/29 to
               Corp.........................................      7.500          09/01/32          428,811
          9 Federal Home Loan Mortgage
               Corp.........................................      9.250          12/01/15            9,166

   MORTGAGE BACKED SECURITIES (CONTINUED)
   $  1,333 Federal National Mortgage                                         11/01/23 to
               Association..................................      6.500%         11/01/33    $   1,372,023
      1,465 Federal National Mortgage                                         03/01/26 to
               Association..................................      7.000          03/01/32        1,528,066
      1,885 Federal National Mortgage                                         12/01/28 to
               Association..................................      7.500          09/01/32        1,989,794
         32 Federal National Mortgage                                         03/01/16 to
               Association..................................      9.500          04/01/20           34,658
      1,750 Federal National Mortgage
               Association, April...........................      7.500               TBA        1,813,984
         14 Government National Mortgage                                      07/15/28 to
               Association..................................      7.500          08/15/28           14,677
          1 Government National Mortgage                                      07/15/16 to
               Association..................................      9.500          06/15/18            1,404
         71 Government National Mortgage                                      11/15/16 to
               Association..................................     10.000          01/15/19           79,549
         14 Government National Mortgage
               Association..................................     10.500          02/15/18           15,230
         91 Government National Mortgage
               Association..................................     11.000          11/15/18          102,254
                                                                                             -------------
   TOTAL MORTGAGE BACKED SECURITIES   5.2%...............................................        7,393,167
                                                                                             -------------
   ADJUSTABLE RATE MORTGAGE BACKED SECURITIES   2.9%
        510 Federal Home Loan Mortgage
               Corp.........................................      3.542         07/01/34           506,746
        536 Federal National Mortgage
               Association..................................      3.625         07/01/34           536,763
        332 Federal National Mortgage
               Association..................................      3.747         06/01/34           335,024
        263 Federal National Mortgage
               Association..................................      4.160         09/01/34           264,116
        786 Federal National Mortgage
               Association..................................      4.282         04/01/35           785,389
        420 Federal National Mortgage
               Association..................................      4.565         04/01/35           420,281


  ADJUSTABLE RATE MORTGAGE BACKED SECURITIES (CONTINUED)
  $  1,094 Federal National Mortgage
               Association..................................      4.723%        09/01/35     $   1,084,921
        212 Federal National Mortgage
               Association..................................      6.849         09/01/19           211,779
                                                                                             -------------

  TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES 2.9%                                          4,145,019
                                                                                             -------------
  TOTAL LONG-TERM INVESTMENTS   98.8%
    (Cost $141,344,533).................................................................       140,810,130
  SHORT-TERM INVESTMENTS  2.2%
  REPURCHASE AGREEMENTS   2.1%
  Citigroup Global Markets, Inc. ($776,544 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate of
     5.30%, dated 03/30/07, to be sold on 04/02/07 at $776,887).........................     $     776,544
  State Street Bank & Trust Co. ($2,172,456 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate of
     5.13%, dated 03/30/07, to be sold on 04/02/07 at $2,173,384).......................         2,172,456
                                                                                             -------------
  TOTAL REPURCHASE AGREEMENTS...........................................................         2,949,000
                                                                                             -------------
  GOVERNMENT AGENCY OBLIGATIONS   0.1%
  United States Treasury Bill ($125,000.00 par, yielding 4.984%, 07/12/07
     maturity)  (f).....................................................................           123,259
                                                                                             -------------

  TOTAL SHORT-TERM INVESTMENTS
    (Cost $3,072,259)...................................................................         3,072,259

  TOTAL INVESTMENTS  101.0%
    (Cost $144,416,792).................................................................       143,882,389

  LIABILITIES IN EXCESS OF OTHER ASSETS  (1.0%).........................................        (1,400,509)
                                                                                             -------------

  NET ASSETS 100.0%.....................................................................     $ 142,481,880
                                                                                             =============
  Percentages are calculated as a percentage of net assets.

The obligations of certain United States government sponsored entities are neither issued nor guaranteed by the United States
Treasury.


  *   Zero coupon bond
  (a) Floating Rate Coupon
  (b) Variable Rate Coupon
  (c) IO - Interest Only
  (d) PO - Principal Only
  (e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
      This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
  (f) All or a portion of this security has been physically segregated in connection with open futures contracts.


  REMIC - Real Estate Mortgage Investment Conduits
  TBA - To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

  FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:

                                                                                                 UNREALIZED
                                                                                                APPRECIATION/
                                                                                  CONTRACTS     DEPRECIATION
  LONG CONTRACTS:
  U.S. Treasury Notes 10-Year Futures, June 2007
     (Current Notional Value of $108,125 per contract)......................          134        $ (13,117)
  U.S. Treasury Notes 5-Year Futures, June 2007
     (Current Notional Value of $105,797 per contract)......................           39           (2,535)
  SHORT CONTRACTS:
  U.S. Treasury Bonds Futures, June 2007 (Current
     Notional Value of $111,250 per contract)...............................           98           14,166
  U.S. Treasury Notes 2-Year Futures, June 2007
     (Current Notional Value of $204,891 per contract)......................           19              838
                                                                                   ------        ---------
                                                                                      290        $    (648)
                                                                                   ------        ---------

SWAP AGREEMENTS OUTSTANDING AS OF MARCH 31, 2007:

INTEREST RATE SWAPS

                                                         PAY/RECEIVE                            NOTIONAL      UNREALIZED
                                      FLOATING            FLOATING     FIXED     EXPIRATION      AMOUNT      APPRECIATION/
COUNTERPARTY                         RATE INDEX             RATE       RATE         DATE         (000)       DEPRECIATION

JP Morgan Chase Bank, N.A.           USD-LIBOR-BBA       Pay           5.225%     9/22/08        $600            $994

JP Morgan Chase Bank, N.A.           USD-LIBOR-BBA       Pay           5.203     10/13/08       1,900          27,702

JP Morgan Chase Bank, N.A.           USD-LIBOR-BBA       Pay           5.334      1/30/09       1,400           6,891

Goldman Sachs Capital Markets        USD-LIBOR-BBA       Pay           5.074     10/05/08       1,500          17,469

Goldman Sachs Capital Markets        USD-LIBOR-BBA       Pay           0.350      3/20/10         350            (911)

Goldman Sachs Capital Markets        USD-LIBOR-BBA       Receive       0.220      3/20/12         355               5
                                                                                                              -------
                                                                                                              $52,150
                                                                                                              =======

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Limited Duration Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 22, 2007